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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2007
                                                -------------------------------

 Check here if Amendment |X|; Amendment Number: 1
                                                ------------

   This Amendment (Check only one.):      |_| is a restatement.
                                          |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:       First Q Capital, LLC
             -----------------------------------------------------
 Address:    888 San Clemente Drive, Suite 180
             -----------------------------------------------------
             Newport Beach, California 92660
             -----------------------------------------------------

             -----------------------------------------------------

 Form 13F File Number:  28 -     12239
                                 ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:         Joseph S. Schuchert III
               ---------------------------------------------------
 Title:        Managing Director
               ---------------------------------------------------
 Phone:        (949) 720-3000
               ---------------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Joseph S. Schuchert III     Newport Beach, California    August 14, 2007
------------------------------- ---------------------------- -------------------
           [Signature]                  [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           ----------------------

Form 13F Information Table Entry Total:    4
                                           ----------------------

Form 13F Information Table Value Total:    $ 16,499
                                           ----------------------
                                                (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                   TITLE OF              VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER         CLASS     CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

Basic Energy Services             Comm       6985P100      688     27500      SH   Call     YES       NONE     X
Buffalo Wild Wings                Comm       19848109     2275     35000      SH   Call     YES       NONE     X
Herbalife Ltd.                    Comm       4412G100     4036     115300     SH   Call     YES       NONE     X
Goodman Global                    Comm       8239A100     9500     475000     SH   Call     YES       NONE     X


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